Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable, gross	$ 62,736	$ 94,987
Allowance for doubtful accounts	(5,347)	(3,351)	$ (1,418)	$ (1,174)
Accounts receivable, net	$ 57,389	$ 91,636